Segment Information (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Segment Information - Revenue by Geographic Region

	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Asia	$767,507	$431,631	$136,515
Europe	277,298	225,349	71,531
America	165,264	56,195	18,576
Other	459	—	149
Total	$1,210,528	$713,175	$226,771